Commitments and contingencies (Details 2)									0 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2014 Capital Commitments USD ($)	Dec. 31, 2014 Capital Commitments CNY	Dec. 31, 2013 Capital Commitments CNY	Dec. 31, 2014 Capital Commitments Investees item	Dec. 31, 2014 Capital Commitments Investees Maximum USD ($)	Dec. 31, 2014 Capital Commitments Investees Maximum CNY	Dec. 31, 2014 Value Added Tax Pilot Program USD ($)	Dec. 31, 2014 Value Added Tax Pilot Program CNY	Jan. 01, 2015 Distribution Agreement USD ($)	Jan. 01, 2015 Distribution Agreement CNY	Jan. 10, 2014 Distribution Agreement CNY	Nov. 05, 2013 Distribution Agreement CNY	Aug. 26, 2013 Distribution Agreement	Jul. 31, 2013 Distribution Agreement item	Dec. 31, 2014 Distribution Agreement CNY	Dec. 09, 2013 Distribution Agreement CNY
Legal contingency
Capital commitments contracted	$ 4,801,000	29,786,000	0		$ 50,864,000	315,593,000
Number of cost-method investees that the entity has unconditional capital commitments obligations				3
Minimum number of quarterly room bookings from domestic and international hotel, agreed to be provided														450,000
Compensation at a rate of per room night															27.000
Maximum number of days within which TSP rectify its failure to make its international hotel inventories available on the entity platform													10 days
Amount of damages sought											11,200,000	140,700,000
Amount of counterclaim filed by the entity against the TSP relating to commission payments not paid due to termination of the agreement																8,127,000
Commission payment									1,310,000	8,127,000
Amount of credit made to TSP's advertisement account									8,435,000	52,335,000
Loss Contingency, Range of Possible Loss, Minimum															64,485,000
Loss Contingency, Range of Possible Loss, Maximum							1,160,000	7,197,000							137,385,000
Contract termination loss provision															64,485,000